FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
Liabilities
Contingent consideration liabilities	$ 7.6
Other Expense Income Net [Member]
Liabilities
Unrealized gain (loss) on investments	23.0	$ 5.4
Cash and cash equivalents
Assets
Investments	0.5	1.0
Other current assets
Assets
Investments	33.4	32.6
Venture investments	49.3	22.0
Recurring
Assets
Investments	33.9	33.6
Derivative assets	7.1	5.2
Bank drafts	14.1	12.8
Liabilities
Cross-currency swap	10.3	36.7
Derivative liabilities	3.6	9.5
Contingent consideration liabilities	7.6
Quoted Prices in Active Markets (Level 1)
Assets
Investments	27.1	27.4
Derivative assets	0.6	0.1
Bank drafts	14.1	12.8
Liabilities
Derivative liabilities		0.3
Significant Other Observable Inputs (Level 2)
Assets
Investments	6.8	6.2
Derivative assets	6.5	5.1
Liabilities
Cross-currency swap	10.3	36.7
Derivative liabilities	3.6	$ 9.2
Significant Other Observable Inputs (Level 3)
Liabilities
Contingent consideration liabilities	7.6
Significant Other Observable Inputs (Level 3) | Other Current Liabilities
Liabilities
Contingent consideration liabilities	2.0
Significant Other Observable Inputs (Level 3) | Long Term Retirement Benefits And Other Liabilities [Member]
Liabilities
Contingent consideration liabilities	$ 6.0